Consolidated Statements of Operations and Comprehensive Loss (Restated) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Sales revenue:
Total revenue, net	$ 932,203	$ 1,161,267	$ 3,534,185	$ 3,525,663	$ 4,241,991	$ 4,789,633
Operating costs and expenses
Cost of goods sold	169,344	116,572	545,331	981,562	790,588	1,157,756
Hotel operating costs	507,675	423,686	1,551,526	1,140,959	1,981,648	1,537,307
Selling	109,624	162,305	561,076	504,059	783,080	796,112
General and administrative	225,039	296,847	858,255	733,101	1,281,059	1,050,451
Provision(reversal) for bad debts	91,219	(15,102)	117,186	13,451	36,349	35,851
Stock-based compensation	92,885	92,885	278,655	278,655	371,540	371,540
Total operating costs and expenses	1,195,786	1,077,193	3,912,029	3,651,787	5,244,264	4,949,017
(Loss) income from operations	(263,583)	84,074	(377,844)	(126,124)	(1,002,273)	(159,384)
Non-operating income (expenses)
Interest income	600	297,951	3,197	529,649	4,221	537,731
Other income	35,396	68,536	90,890	80,662	132,103	116,840
Other expenses	(4,261)	(5,047)	(11,178)	(7,302)	(36,298)	(11,105)
Total non-operating income, net	31,735	361,440	82,909	603,009	100,026	643,466
(Loss) income before income tax	(231,848)	445,514	(294,935)	476,885	(902,247)	484,082
Income tax expense	74,094	2,319	292,146	2,347	274,321	340,155
Net (loss) income	(305,942)	443,195	(587,081)	474,538	(1,176,568)	143,927
Other comprehensive items
Foreign currency translation gain	150,674	178,249	200,176	121,374	238,665	289,425
Comprehensive (loss) income	$ (155,268)	$ 621,444	$ (386,905)	$ 595,912	$ (937,903)	$ 433,352
(Loss) income per share - basic	$ (0.006)	$ 0.009	$ (0.012)	$ 0.007	$ (0.024)	$ 0.002
(Loss) income per share - diluted	$ (0.006)	$ 0.009	$ (0.012)	$ 0.007	$ (0.024)	$ 0.002
Weighted average shares outstanding - basic	49,999,891	49,999,901	49,999,891	70,850,620	49,999,891	65,609,450
Weighted average shares outstanding - diluted	49,999,891	49,999,901	49,999,891	70,850,620	49,999,891	65,609,450
Product [Member]
Sales revenue:
Total revenue, net	$ 259,203	$ 192,074	$ 815,448	$ 1,266,680	$ 1,102,117	$ 1,845,139
Advertising [Member]
Sales revenue:
Total revenue, net	445,215	673,978	1,742,896	1,603,806	1,944,811	1,870,343
Room Revenue [Member]
Sales revenue:
Total revenue, net	64,806	143,604	395,365	310,510	442,203	524,620
Food And Beverage Revenues [Member]
Sales revenue:
Total revenue, net	128,898	121,585	473,029	268,628	605,551	428,071
Other [Member]
Sales revenue:
Total revenue, net	$ 34,081	$ 30,026	$ 107,447	$ 76,039	$ 147,309	$ 121,460